Fair Value Measurements - Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	$ 31	$ 187	$ 612	$ 1,110
Net realized gains (losses), liabilities	(1,292)	3,196	7,023	(1,269)
Loss on extinguishment of debt			0	219	$ 10
Interest expense on debt				34
Policyholder contract deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(381)	658	1,107	(476)
Policyholder contract deposits | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Policyholder contract deposits | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Policyholder contract deposits | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(381)	658	1,107	(476)
Policyholder contract deposits | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Policyholder contract deposits | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Derivative liabilities, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	114	(298)	(432)	73
Derivative liabilities, net | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	16	15	61	59
Derivative liabilities, net | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Derivative liabilities, net | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	197	(344)	(577)	30
Derivative liabilities, net | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Derivative liabilities, net | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(99)	31	84	(16)
Fortitude Re funds withheld payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(1,025)	2,837	6,348	(687)
Fortitude Re funds withheld payable | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Fortitude Re funds withheld payable | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Fortitude Re funds withheld payable | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(1,025)	2,837	6,348	(687)
Fortitude Re funds withheld payable | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Fortitude Re funds withheld payable | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Market risk benefit liabilities, net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(87)	702	(2,344)	(2,264)
Market risk benefit liabilities, net | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Market risk benefit liabilities, net | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Market risk benefit liabilities, net | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	3	0	0
Market risk benefit liabilities, net | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Market risk benefit liabilities, net | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	(87)	699	2,344	2,264
Debt of consolidated investment entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	1	0	179
Loss on extinguishment of debt				145
Debt of consolidated investment entities | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Debt of consolidated investment entities | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Debt of consolidated investment entities | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0	0	0
Debt of consolidated investment entities | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	1	0	179
Debt of consolidated investment entities | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), liabilities	0	0
Bonds available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	37	106	449	461
Bonds available for sale | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Bonds available for sale | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	32	117	516	472
Bonds available for sale | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	5	(11)	(67)	(11)
Bonds available for sale | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Bonds available for sale | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Other bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	38	(29)	(149)	(3)
Other bond securities | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Other bond securities | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	38	(29)	(149)	(3)
Other bond securities | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Other bond securities | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Other bond securities | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	(1)	11
Equity securities | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Equity securities | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	(1)	11
Equity securities | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Equity securities | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Equity securities | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Other Invested Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	(44)	110	313	641
Other Invested Assets | Policy Fees
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Other Invested Assets | Net Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	(43)	110	321	630
Other Invested Assets | Net Realized and Unrealized Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	(1)	0	(8)	11
Other Invested Assets | Interest Expense
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	0	0	0	0
Other Invested Assets | Market Risk Benefit, Change in Fair Value, Gain (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net realized gains (losses), assets	$ 0	$ 0	$ 0	$ 0